Bank Loans - Schedule of Secured Short-Term Bank Debt (Details) - USD ($)		Jun. 30, 2018	Dec. 31, 2017
Total short-term bank loans		$ 7,280,369	$ 7,817,610
Bank Loan 1 [Member]
Total short-term bank loans	[1]	1,057,315	1,536,480
Bank Loan 2 [Member]
Total short-term bank loans		4,531,350	4,609,440
Bank Loan 3 [Member]
Total short-term bank loans		$ 1,691,704	$ 1,671,690

[1]	High-tech Investment Company is an unrelated third party.